Net Revenue by Geography - Schedule of Net Revenue, Classified by the Major Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 259	$ 1,273
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	259	1,273
All other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues